LONG-TERM DEBT (Tables)	12 Months Ended
Mar. 31, 2024
Debt Disclosure [Abstract]
SCHEDULE OF LONG TERM DEBT
	March 31, 2023	March 31, 2024
	RMB	RMB

Current portion of long-term debt	158,736	-
Long-term debt	264,560	-
	423,296	-